Borrowings and Subordinated Debentures - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 08, 2022	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2020
Debt Instrument [Line Items]
Proceeds from unsecured lines of credit			$ 51,000
Borrowings under line of credit		$ 0	$ 0	$ 0
Subordinated notes [Member]
Debt Instrument [Line Items]
Debt Instrument, principal amount	$ 20,000				$ 20,000
Subordinated borrowing due date			Apr. 15, 2032	Oct. 01, 2030
Subordinated borrowing interest rate	4.50%			5.00%
Subordinated borrowing interest rate basis			The Notes, which mature on April 15, 2032, bear interest at a fixed annual rate of 4.50% for the period up to but excluding April 15, 2027 (the “Fixed Interest Rate Period”). From April 15, 2027 until maturity or redemption (the “Floating Interest Rate Period”), the interest rate will adjust to a floating rate equal to a benchmark rate, which is expected to be the then-current three-month Secured Overnight Financing Rate (SOFR), plus 203 basis points. The Company will pay interest in arrears semi-annually during the Fixed Interest Rate Period and quarterly during the Floating Interest Rate Period.	The notes mature October 1, 2030 and will initially bear interest at a fixed rate of 5.0% until October 1, 2025. From October 1, 2025 to the stated maturity date or early redemption date, the interest rate will reset semi-annually to an annual floating rate equal to the then-current three-month term Secured Overnight Financing Rate (SOFR) plus a spread of 475 basis points, but no less than 5.0%
Proceeds from contributed capital		$ 15,000
Long-term debt, fixed interest percentage rate		4.50%	4.50%
Subordinated notes [Member] | Director [Member]
Debt Instrument [Line Items]
Debt Instrument, principal amount	$ 7,000
Subordinated notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Subordinated borrowing interest rate				5.00%
Subordinated notes [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Debt Instrument [Line Items]
Basis points spread			203.00%	475.00%